Significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2022
Statement [LineItems]
Summary of Exchange Rates of US Dollar and UK Pound per Euro	The following exchange rates (most relevant rates to Aegon) are applied for the condensed consolidated interim financial statements:
Closing exchange rates

			USD	GBP

June 30, 2022	1	EUR	1.0455	0.8608

December 31, 2021	1	EUR	1.1372	0.8396
Weighted average exchange rates

			USD

YTD 2022	1	EUR	1.0933

YTD 2021	1	EUR	1.2052